INVESTMENT PROPERTIES - Fair value methodology (Details)	12 Months Ended
Dec. 31, 2021 yr
INVESTMENT PROPERTIES
General period of discounting the expected future cash flows	10 years
Year of application of capitalization rate to the estimated cash flows in that year	11